Taxation (Details) - Schedule of Net Operating Loss Carry Forward	Jun. 30, 2024 CNY (¥)
Schedule of Net Operating Loss Carry Forward [Line Items]
Net Operating Loss Carry Forwards	¥ 95,632,039
2024 [Member]
Schedule of Net Operating Loss Carry Forward [Line Items]
Net Operating Loss Carry Forwards	2,851,618
2025 [Member]
Schedule of Net Operating Loss Carry Forward [Line Items]
Net Operating Loss Carry Forwards	27,602
2026 [Member]
Schedule of Net Operating Loss Carry Forward [Line Items]
Net Operating Loss Carry Forwards	11,930,662
2027 [Member]
Schedule of Net Operating Loss Carry Forward [Line Items]
Net Operating Loss Carry Forwards	56,480,637
2028 [Member]
Schedule of Net Operating Loss Carry Forward [Line Items]
Net Operating Loss Carry Forwards
2029 [Member]
Schedule of Net Operating Loss Carry Forward [Line Items]
Net Operating Loss Carry Forwards	¥ 24,341,521